UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Massachusetts AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Massachusetts AMT Tax-Free Money Market	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Service Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/14	% of fund's investments 1/31/14	% of fund's investments 7/31/13
1 - 7	81.6	76.5	83.8
8 - 30	5.0	1.4	2.9
31 - 60	2.1	0.8	2.4
61 - 90	0.4	7.2	1.2
91 - 180	4.1	9.5	5.2
> 180	6.8	4.6	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/14	1/31/14	7/31/13
Fidelity Massachusetts AMT Tax-Free Money Market Fund	33 Days	36 Days	27 Days
Massachusetts Tax-Free Money Market Fund Average*	36 Days	38 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/14	1/31/14	7/31/13
Fidelity Massachusetts AMT Tax-Free Money Market Fund	33 Days	36 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
Variable Rate Demand Notes (VRDNs) 64.3%	Variable Rate Demand Notes (VRDNs) 68.6%
Other Municipal Debt 22.3%	Other Municipal Debt 25.5%
Investment Companies 13.8%	Investment Companies 6.8%
Net Other Assets (Liabilities)** (0.4)%	Net Other Assets (Liabilities)** (0.9)%

* Source: iMoneyNet, Inc.

** Net other assets (liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	7/31/14	4/30/14	1/31/14	10/31/13	7/31/13
Massachusetts AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2014, the most recent period shown in the table, would have been -0.21% for Massachusetts AMT Tax-Free Money Market, -0.17% for Institutional Class and -0.41% for Service Class.

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.3%
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.24% 8/7/14, VRDN (b)	$ 2,300,000	$ 2,300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.28% 8/7/14, VRDN (b)	1,100,000	1,100,000
Massachusetts - 62.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series Clipper 07 18, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	52,100,000	52,100,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)	17,150,000	17,150,000
Series 2010 A3, 0.06% 8/7/14, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)	3,555,000	3,555,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.05% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	28,765,000	28,765,000
(Boston Univ. Proj.):
Series U-5B, 0.06% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	2,900,000	2,900,000
Series U3, 0.04% 8/7/14, LOC Northern Trust Co., VRDN (b)	5,400,000	5,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.06% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,700,000	3,700,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.08% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,430,000	5,430,000
(Olin College Proj.):
Series 2008 C2, 0.24% 8/1/14, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
Series 2008 C3, 0.24% 8/1/14, LOC RBS Citizens NA, VRDN (b)	1,935,000	1,935,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.04% 8/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,000,000	4,000,000
Series 2014 M1, 0.05% 8/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,400,000	4,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 4,800,000	$ 4,800,000
(Smith College Proj.):
Series 2001, 0.06% 8/7/14, VRDN (b)	1,600,000	1,600,000
Series 2007, 0.05% 8/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	23,210,000	23,210,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Participating VRDN Series MS 3373, 0.08% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	900,000	900,000
Series 2010, 0.04% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,000,000	1,000,000
Series 2014 M2, 0.05% 8/7/14, LOC Bank of New York, New York, VRDN (b)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	15,400,000	15,400,000
Series Putters 3699, 0.08% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,800,000	4,800,000
Series Putters 3898, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Series 2001 C, 0.05% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	9,350,000	9,350,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,000,000	6,000,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.04% 8/1/14, LOC Wells Fargo Bank NA, VRDN (b)	12,615,000	12,615,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.04% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,500,000	2,500,000
Series 2010 N4, 0.05% 8/1/14, LOC Wells Fargo Bank NA, VRDN (b)	17,500,000	17,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.04% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,250,000	$ 9,250,000
(Fairview Extended Care Proj.) Series B, 0.12% 8/7/14, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.06% 8/1/14, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.04% 8/7/14, VRDN (b)	12,900,000	12,900,000
Series 2001 J2, 0.05% 8/7/14, VRDN (b)	6,925,000	6,925,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.12% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,100,000	9,100,000
(Wellesley College Proj.):
Series B, 0.04% 8/7/14, VRDN (b)	1,600,000	1,600,000
Series I, 0.05% 8/1/14, VRDN (b)	4,345,000	4,345,000
Participating VRDN:
Series BA 08 3503, 0.11% 8/7/14 (Liquidity Facility Bank of America NA) (b)(e)	5,550,000	5,550,000
Series BBT 08 54, 0.06% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300,000	6,300,000
Series BC 10 20W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,550,000	2,550,000
Series Putters 3163, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series Putters 3529, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000,000	10,000,000
Series Putters 3530, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,495,000	11,495,000
Series Putters 3650, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,200,000	3,200,000
Series 2009 I, 0.04% 8/7/14, VRDN (b)	2,900,000	2,900,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (b)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	3,675,000	3,675,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,100,000	10,100,000
Series 2008 A, 0.05% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.08% 8/7/14 (Liquidity Facility Bank of America NA) (b)(e)	$ 900,000	$ 900,000
Series EGL 14 0011, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(e)	19,100,000	19,100,000
Series EGL 14 0012, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,700,000	7,700,000
Series EGL 14 0045, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(e)	16,800,000	16,800,000
Series Putters 1920, 0.08% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series Putters 3691, 0.08% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,425,000	1,425,000
Series Putters 4420, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	600,000	600,000
Series RBC O 72, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,000,000	1,000,000
Series ROC II R 14021, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,500,000	1,500,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series BBT 08 58, 0.06% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,430,000	12,430,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,200,000	5,200,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 42, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	4,600,000	4,600,000
		483,455,000
New Jersey - 0.6%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,700,000	1,700,000
Series Putters 4462, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,300,000	1,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.2% 8/7/14, VRDN (b)	1,400,000	1,400,000
		4,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 8/7/14, LOC KeyBank NA, VRDN (b)	$ 100,000	$ 100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.14% 8/7/14, LOC RBS Citizens NA, VRDN (b)	1,200,000	1,200,000
		1,300,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.25% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,250,000	2,250,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.16% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	200,000	200,000
		2,450,000
Texas - 0.4%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.19% 8/1/14, VRDN (b)	2,900,000	2,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 8/1/14, VRDN (b)	200,000	200,000
Series 2009 A, 0.19% 8/1/14, VRDN (b)	300,000	300,000
Series 2010 C, 0.19% 8/1/14, VRDN (b)	150,000	150,000
		3,550,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $498,555,000)		498,555,000
Other Municipal Debt - 22.3%

Massachusetts - 22.3%
Andover Gen. Oblig. Bonds Series 2014, 5% 3/1/15	1,471,000	1,512,468
Beverly Gen. Oblig. BAN 1% 4/23/15	1,800,000	1,811,474
Boston Gen. Oblig. Bonds:
Series 2013 A, 5% 3/1/15	200,000	205,598
5% 8/1/14	1,000,000	1,000,000
5% 1/1/15	680,000	693,684
Boston Wtr. & Swr. Commission Rev. Series A, 0.05% 8/25/14, LOC Bank of America NA, CP	2,800,000	2,800,000
Bourne Gen. Oblig. Bonds Series 2012, 2% 12/15/14	1,000,000	1,006,818
Concord & Carlisle Reg'l. School District BAN 0.75% 4/15/15	3,400,000	3,415,546
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Framingham Gen. Oblig.:
BAN 1.25% 12/12/14	$ 3,300,000	$ 3,313,022
Bonds 2% 12/1/14	2,489,000	2,504,114
Hanover Gen. Oblig. BAN 1% 9/12/14	1,600,000	1,601,543
Harvard Gen. Oblig. BAN 1% 6/25/15	2,587,000	2,606,714
Hingham Gen. Oblig. BAN Series 2014, 0.75% 5/22/15	5,200,000	5,226,555
Littleton Gen. Oblig. BAN 1.05% 8/15/14	4,807,900	4,809,684
Marblehead Gen. Oblig. BAN:
1% 8/7/15 (a)	1,700,000	1,715,062
1.25% 8/8/14	2,910,150	2,910,757
Marlborough Gen. Oblig. BAN 0.75% 6/19/15	2,100,000	2,111,834
Marshfield Gen. Oblig. BAN 1% 7/29/15	3,373,000	3,402,037
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 C, 5.5% 7/1/15	1,000,000	1,048,944
Massachusetts Dev. Fin. Agcy. Series 5, 0.1% 8/6/14, LOC TD Banknorth, NA, CP	1,865,000	1,865,000
Massachusetts Dev. Fin. Agcy. Rev. 0.09% 8/7/14, LOC JPMorgan Chase Bank, CP	4,100,000	4,100,000
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 5.5% 11/1/14	500,000	506,661
Series 2002 C, 5.5% 11/1/14	1,435,000	1,454,096
Series 2004 A, 5% 8/1/14	6,400,000	6,400,000
Series 2004 C, 3.7% 8/1/14	2,200,000	2,200,000
Series 2005 A, 5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,028,126
Series 2005 B, 5% 8/1/14	600,000	600,000
Series 2005 C, 5% 9/1/14	500,000	501,989
Series 2007 B, 5% 11/1/14	150,000	151,782
Series 2008 A, 5% 9/1/14	350,000	351,415
Series 2010 C, 5% 1/1/15	1,000,000	1,020,214
Series 2012 A, 0.23% 1/1/15 (b)	2,370,000	2,370,000
Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,900,000	1,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.08% tender 11/6/14, CP mode	3,600,000	3,600,000
0.08% tender 11/7/14, CP mode	2,400,000	2,400,000
Series 2008 H2, 0.07% tender 8/12/14, CP mode	18,000,000	18,000,000
Series 2010 A, 5% 10/1/14	2,250,000	2,267,760
0.09% tender 8/6/14, CP mode	7,020,000	7,020,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE:
0.06% 8/8/14, CP	$ 3,800,000	$ 3,800,000
0.06% 9/4/14, CP	7,000,000	7,000,000
0.08% 9/10/14, CP	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.27% tender 8/11/14, CP mode	600,000	600,000
Series 1993 A, 0.27% tender 8/11/14, CP mode	3,000,000	3,000,000
Series 1993 B, 0.37% tender 9/12/14, CP mode	200,000	200,000
Massachusetts Port Auth. Rev. Series 2012 A, 0.08% 8/1/14, LOC TD Banknorth, NA, CP	1,600,000	1,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/14	1,010,000	1,011,852
Series 2009 A, 5% 5/15/15	895,000	928,697
Series 2011 B, 5% 10/15/14	1,000,000	1,010,091
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 2004 A, 5.25% 8/1/14	1,325,000	1,325,000
Series 2014, 5% 8/1/15	3,900,000	4,090,244
Milford Gen. Oblig. BAN 0.75% 5/15/15	1,400,000	1,406,937
Monomoy Reg'l. School District BAN 1.5% 9/15/14	3,600,000	3,605,982
Peabody Gen. Oblig. BAN 1% 3/27/15	1,800,000	1,810,192
Pittsfield Gen. Oblig. BAN Series B, 1% 2/6/15	2,956,860	2,968,774
Plymouth Gen. Oblig.:
BAN 1% 5/7/15	2,027,800	2,041,409
Bonds Series 2011, 5% 5/1/15	1,750,000	1,813,241
Quincy Gen. Oblig.:
BAN:
1% 1/23/15	3,400,000	3,413,992
1.25% 9/12/14	2,200,000	2,202,780
Bonds Series 2014, 2.5% 6/1/15	1,245,000	1,268,898
Revere Gen. Oblig. BAN 1% 4/17/15	1,600,000	1,609,741
Somerville Gen. Oblig. BAN 0.75% 6/12/15	2,800,000	2,815,193
Springfield Gen. Oblig. Bonds Series 2007, 5.75% 8/1/14	500,000	500,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2010, 5% 11/1/14	600,000	607,349
Univ. of Massachusetts Bldg. Auth. Rev. Series A1, 0.11% 1/8/15, LOC State Street Bank & Trust Co., Boston, CP	1,400,000	1,400,000
West Springfield Gen. Oblig. BAN 1% 12/19/14	4,223,700	4,238,432
Westborough Gen. Oblig. BAN 1% 8/14/15 (a)	1,600,000	1,613,904
Weston Gen. Oblig. BAN 1% 2/3/15	1,881,698	1,890,021
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Winchester Gen. Oblig. BAN 0.5% 7/2/15	$ 4,700,000	$ 4,717,212
Worcester Gen. Oblig. BAN:
0.5% 12/17/14	3,991,000	3,997,095
1% 12/17/14	1,600,000	1,605,156
TOTAL OTHER MUNICIPAL DEBT (Cost $172,525,089)		172,525,089
Investment Company - 13.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.07% (c)(d) (Cost $106,672,689)	106,672,689	106,672,689
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $777,752,778)		777,752,778
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,924,469)
NET ASSETS - 100%		$ 774,828,309
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,900,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 1,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 21,558
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $671,080,089)	$ 671,080,089
Fidelity Central Funds (cost $106,672,689)	106,672,689
Total Investments (cost $777,752,778)		$ 777,752,778
Cash		334,992
Receivable for fund shares sold		143,323
Interest receivable		859,623
Distributions receivable from Fidelity Central Funds		3,094
Receivable from investment adviser for expense reductions		20,420
Other receivables		320
Total assets		779,114,550

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,328,966
Payable for fund shares redeemed	803,332
Distributions payable	6,566
Accrued management fee	59,803
Other affiliated payables	87,574
Total liabilities		4,286,241

Net Assets		$ 774,828,309
Net Assets consist of:
Paid in capital		$ 774,612,121
Undistributed net investment income		66
Accumulated undistributed net realized gain (loss) on investments		216,122
Net Assets		$ 774,828,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($249,825,776 ÷ 249,400,676 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($524,856,100 ÷ 524,170,297 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($146,433 ÷ 146,239 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Interest		$ 316,184
Income from Fidelity Central Funds		21,558
Total income		337,742

Expenses
Management fee	$ 801,890
Transfer agent fees	263,227
Distribution and service plan fees	183
Independent trustees' compensation	1,597
Total expenses before reductions	1,066,897
Expense reductions	(769,008)	297,889
Net investment income (loss)		39,853
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		202,958
Net increase in net assets resulting from operations		$ 242,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,853	$ 86,629
Net realized gain (loss)	202,958	93,622
Net increase in net assets resulting from operations	242,811	180,251
Distributions to shareholders from net investment income	(39,787)	(86,626)
Distributions to shareholders from net realized gain	-	(90,439)
Total distributions	(39,787)	(177,065)
Share transactions - net increase (decrease)	(43,265,404)	(115,141,353)
Total increase (decrease) in net assets	(43,062,380)	(115,138,167)

Net Assets
Beginning of period	817,890,689	933,028,856
End of period (including undistributed net investment income of $66 and undistributed net investment income of $0, respectively)	$ 774,828,309	$ 817,890,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	-F	-F	.002
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	-F	-F	-F	.002
Distributions from net investment income	-F	-F	-F	-F	-F	(.002)
Distributions from net realized gain	-	-F	-F	-	-	-F
Total distributions	-F	-F	-F	-F	-F	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.02%	.02%	.01%	.01%	.15%
Ratios to Average Net Assets D, E
Expenses before reductions	.30%A	.30%	.30%	.30%	.30%	.34%
Expenses net of fee waivers, if any	.07%A	.10%	.17%	.17%	.28%	.33%
Expenses net of all reductions	.07%A	.10%	.17%	.17%	.28%	.33%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,826	$ 250,871	$ 272,374	$ 290,104	$ 353,510	$ 441,771

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	-F	.001	.002
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	-F	-F	.001	.002
Distributions from net investment income	-F	-F	-F	-F	(.001)	(.002)
Distributions from net realized gain	-	-F	-F	-	-	-F
Total distributions	-F	-F	-F	-F	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.02%	.02%	.02%	.09%	.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.29%
Expenses net of fee waivers, if any	.07%A	.10%	.17%	.15%	.20%	.24%
Expenses net of all reductions	.07%A	.10%	.17%	.15%	.20%	.24%
Net investment income (loss)	.01%A	.01%	.01%	.03%	.09%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 524,856	$ 566,873	$ 660,561	$ 982,481	$ 1,263,867	$ 1,474,463

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	-F	-F	-F	.001
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	-F	-F	-F	.001
Distributions from net investment income	-F	-F	-F	-F	-F	(.001)
Distributions from net realized gain	-	-F	-F	-	-	-F
Total distributions	-F	-F	-F	-F	-F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.00%	.02%	.02%	.01%	.01%	.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.07%A	.10%	.18%	.17%	.28%	.41%
Expenses net of all reductions	.07%A	.10%	.18%	.16%	.28%	.41%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146	$ 146	$ 94	$ 534	$ 1,036	$ 8,862

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 777,752,778

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of ..20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 183	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 124,845.10
Institutional Class	138,346.05
Service Class	36.05
	$ 263,227

* Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $142,975 and $39, respectively.

Semiannual Report

5. Expense Reductions - continued

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 282,009
Institutional Class	343,317
Service Class	272

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $396.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 12,362	$ 26,052
Institutional Class	27,418	60,557
Service Class	7	17
Total	$ 39,787	$ 86,626
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ -	$ 28,102
Institutional Class	-	62,321
Service Class	-	16
Total	$ -	$ 90,439

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
Massachusetts AMT Tax-Free Money Market Shares sold	36,805,324	68,794,392
Reinvestment of distributions	11,627	51,149
Shares redeemed	(37,940,107)	(90,355,888)
Net increase (decrease)	(1,123,156)	(21,510,347)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Six months ended July 31, 2014	Year ended January 31, 2014
Institutional Class Shares sold	51,418,139	112,813,123
Reinvestment of distributions	23,649	105,749
Shares redeemed	(93,584,043)	(206,601,693)
Net increase (decrease)	(42,142,255)	(93,682,821)
Service Class Shares sold	-	100,000
Reinvestment of distributions	7	33
Shares redeemed	-	(48,218)
Net increase (decrease)	7	51,815

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

SMA-USAN-0914
1.854002.107

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal Money Market Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Massachusetts Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 1,045.00	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Education	19.6	18.2
Health Care	18.3	16.9
Special Tax	17.3	17.8
General Obligations	13.5	15.0
Water & Sewer	13.0	15.1
Weighted Average Maturity as of July 31, 2014
		6 months ago
Years	6.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2014
6 months ago
Years	7.6	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
AAA 12.6%	AAA 13.1%
AA,A 76.5%	AA,A 74.4%
BBB 6.0%	BBB 7.4%
BB and Below 1.5%	BB and Below 0.7%
Not Rated 2.2%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,775,538
Series 2008:
5.375% 10/1/14	400,000	401,948
5.875% 10/1/18	1,900,000	2,073,755
		5,251,241
Massachusetts - 98.1%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,409,450
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,086,104
Series 2012 A:
5% 4/1/21	8,130,000	9,834,129
5% 4/1/22	2,050,000	2,492,595
Series A, 5% 1/1/17	480,000	488,856
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,977,161
5% 11/1/26	1,500,000	1,714,860
5% 11/1/28	2,195,000	2,488,054
Series 2012 A, 4% 11/1/25	2,950,000	3,247,537
Sr. Series A, 5.25% 11/1/19	8,420,000	9,180,915
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,813,850
5% 5/15/24	5,050,000	5,861,889
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,038,164
5% 1/1/24	340,000	406,263
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,433,804
4% 12/1/24	1,360,000	1,514,550
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,022,310
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,496,348
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,385,246
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,003,920
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev.: - continued
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,055,000	$ 2,111,451
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,597,939
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,112,362
5% 11/1/21	1,730,000	2,069,080
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,298,057
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	545,000	598,508
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,320,000	2,797,433
Series 1992 B, 6.2% 3/1/16	9,930,000	10,418,159
7% 3/1/21	610,000	752,862
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	27,995,963
Series 2012 A, 5% 7/1/22	6,110,000	7,419,190
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,270,548
5.25% 7/1/23	3,950,000	4,897,803
Series 2005 A, 5% 7/1/24	16,175,000	19,846,725
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,116,680
Series 2006 A:
5.25% 7/1/29	3,005,000	3,775,512
5.25% 7/1/32	6,745,000	8,428,754
Series 2010 B:
5% 7/1/26	1,000,000	1,156,650
5% 7/1/27	865,000	995,321
5% 7/1/28	1,000,000	1,145,310
5% 7/1/30	1,000,000	1,130,000
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,264,644
5% 7/1/30	3,725,000	4,200,869
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	11,880,000	13,984,423
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Commonwealth Trans. Fund Rev.: - continued
(Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/25	$ 12,940,000	$ 15,125,048
Series 2013 A, 5% 6/1/43	10,000,000	11,017,600
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/17	1,250,000	1,340,975
5% 1/1/18	1,920,000	2,102,074
5% 1/1/19	2,225,000	2,432,659
5% 1/1/20	3,000,000	3,269,490
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	100,000	101,887
5% 1/1/22	11,000,000	12,441,550
5% 1/1/25	13,340,000	14,731,896
5% 1/1/26	4,210,000	4,616,139
5% 1/1/27	7,000,000	7,635,250
5% 1/1/30	5,000,000	5,566,700
5% 1/1/32	3,495,000	3,758,174
5% 1/1/35	4,230,000	4,653,592
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,305,190
5.25% 11/15/41	4,620,000	5,030,025
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,247,319
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,755,350
5% 7/1/21	3,090,000	3,390,750
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,311,700
Series U4, 5.7% 10/1/40	3,100,000	3,580,190
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,154,140
5% 10/1/24	1,210,000	1,340,257
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,560,225
5.25% 12/1/25	820,000	875,129
5.625% 12/1/30	1,000,000	1,065,790
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,676,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(College of the Holy Cross Proj.):
Series 2008 B, 5% 9/1/22	$ 1,100,000	$ 1,243,616
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,829,090
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,710,220
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,408,439
Series 2008, 5.75% 9/1/25	9,500,000	10,975,065
Series 2010 B1, 5% 10/15/40	22,510,000	25,650,820
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,825,400
Series 2011 B, 5% 7/1/41	6,520,000	7,007,500
Series 2011 H:
5.125% 7/1/26	5,500,000	5,815,535
5.5% 7/1/31	7,750,000	8,172,375
Series 2011:
5% 10/1/20	1,215,000	1,400,749
5% 7/1/41	5,000,000	5,373,850
5.25% 10/1/41	5,485,000	6,025,766
Series 2012 C:
5.25% 7/1/25	2,000,000	2,186,940
5.25% 7/1/26	2,000,000	2,165,680
Series 2012 G:
5% 10/1/23	2,245,000	2,510,651
5% 10/1/24	1,625,000	1,800,809
5% 10/1/25	1,600,000	1,762,384
5% 10/1/26	2,170,000	2,375,803
5% 10/1/27	2,235,000	2,432,216
5% 10/1/28	1,240,000	1,341,283
Series 2012 J, 5% 7/1/42	7,000,000	7,734,720
Series 2012 L, 5% 7/1/36	6,000,000	6,578,520
Series 2013 A:
6.25% 11/15/33	2,245,000	2,396,111
6.5% 11/15/43	4,000,000	4,290,240
Series 2013 E:
5% 11/1/38	3,400,000	3,743,026
5% 11/1/43	15,000,000	16,378,350
Series 2013 F:
4% 7/1/32	2,050,000	2,039,566
4% 7/1/43	27,185,000	25,457,393
5% 7/1/27	1,300,000	1,460,758
5% 7/1/37	3,925,000	4,195,236
Series 2013 G, 5% 7/1/44	17,105,000	17,599,677
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2013 P, 5% 7/1/43	$ 8,320,000	$ 9,281,043
Series 2013 X, 5% 10/1/48	14,920,000	16,136,875
Series 2013, 5% 7/1/21	1,085,000	1,228,806
Series 2014 A:
5% 3/1/32	1,700,000	1,904,391
5% 3/1/33	1,250,000	1,395,975
5% 3/1/39	4,000,000	4,398,920
5% 3/1/44	15,730,000	17,192,890
Series 2014 F:
5% 7/15/19	250,000	278,158
5% 7/15/20	300,000	332,439
5% 7/15/21	300,000	328,881
5% 7/15/22	400,000	433,784
5% 7/15/23	350,000	376,093
5% 7/15/24	400,000	425,796
5% 7/15/25	550,000	578,325
5% 7/15/26	500,000	521,220
5% 7/15/27	200,000	206,548
5% 7/15/28	320,000	327,171
5.625% 7/15/36	800,000	846,920
5.75% 7/15/43	4,500,000	4,838,265
Series 2014 M4, 5% 7/1/44	10,000,000	10,922,800
Series 2014 P:
5% 10/1/32	5,000,000	5,695,800
5% 10/1/46	5,000,000	5,554,800
Series I, 6.875% 1/1/41	9,540,000	11,146,345
5% 3/1/34	4,375,000	4,867,144
5.5% 7/1/44	11,295,000	11,957,678
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,418,980
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,315,870
5.5% 1/1/22	3,500,000	3,919,825
5.5% 1/1/23 (b)	1,580,000	1,682,874
Series 2010 B:
4.5% 1/1/16 (b)	625,000	654,913
4.8% 1/1/17 (b)	1,905,000	2,058,600
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,926,150
5% 6/15/27	5,000,000	5,906,500
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	$ 1,000,000	$ 1,226,000
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,452,000
Series 2004 A, 5.5% 8/1/30	2,000,000	2,553,080
Series 2006 B:
5.25% 9/1/22	5,360,000	6,616,545
5.25% 9/1/23	9,400,000	11,702,342
Series 2007 A, 0.721% 5/1/37 (a)	20,250,000	18,015,210
Series 2007 C:
5% 8/1/37	36,375,000	39,780,778
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,080,000	1,229,234
5.25% 8/1/24	6,960,000	7,809,190
5.25% 8/1/25 (FSA Insured)	10,000,000	11,204,400
Series 2008 A:
5% 8/1/22	3,685,000	4,247,478
5% 8/1/24	7,380,000	8,469,067
Series 2009 A, 5% 3/1/39	17,000,000	18,693,880
Series 2011 A:
5% 4/1/26	5,425,000	6,338,570
5% 4/1/28	5,880,000	6,815,038
Series 2011 B:
5% 8/1/23	5,770,000	6,831,795
5% 8/1/24	1,750,000	2,065,490
5% 8/1/25	1,930,000	2,263,581
Series C, 5.5% 12/1/22	7,800,000	9,787,908
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,336,475
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,089,340
5% 10/1/19	3,290,000	3,680,293
5% 10/1/21	3,270,000	3,639,608
5% 10/1/23	2,000,000	2,214,260
5% 10/1/25	5,950,000	6,548,749
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	7,700,000	7,732,879
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,147,320
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,068,690
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Cape Cod Healthcare Proj.) Series 2004 D:
6% 11/15/28 (Assured Guaranty Corp. Insured)	$ 2,735,000	$ 3,138,358
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,910
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	863,160
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,933,575
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,193,880
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,696,125
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,627,915
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,300
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,108,924
Series 2008 E1:
5% 7/1/28	2,525,000	2,687,686
5.125% 7/1/33	2,000,000	2,121,360
5.125% 7/1/38	4,040,000	4,253,433
5.375% 7/1/21	10,850,000	12,188,565
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,895,570
5.375% 7/1/24	5,015,000	5,560,030
5.375% 7/1/25	3,500,000	3,869,355
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,153,348
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,673,200
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,313,050
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,191,470
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,305,374
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,082,100
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.) Series 2008 O, 6% 7/1/36	$ 20,500,000	$ 24,424,930
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	653,604
5% 10/1/17	775,000	866,938
5% 10/1/18	500,000	571,755
5% 10/1/20	2,000,000	2,266,260
5% 10/1/22	1,160,000	1,302,019
5% 10/1/27	3,030,000	3,334,667
5% 10/1/28	1,000,000	1,096,400
5% 10/1/33	5,000,000	5,333,350
Series 2009 Y1:
5% 10/1/16	1,495,000	1,630,253
5% 10/1/17	1,570,000	1,756,249
5% 10/1/19	1,730,000	2,021,799
Series 2009 Y2:
5% 10/1/16	1,090,000	1,188,612
5% 10/1/17	1,145,000	1,280,831
5% 10/1/18	1,215,000	1,388,842
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/19	1,760,000	1,827,866
5% 7/1/20	2,350,000	2,441,486
5% 7/1/21	1,150,000	1,194,448
5% 7/1/22	1,855,000	1,926,343
Series 2009 I3:
5% 7/1/21	2,300,000	2,653,395
5% 7/1/22	5,000,000	5,705,000
Series 2010 J1, 5% 7/1/39	23,500,000	25,707,120
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	145,000	145,277
5.75% 7/1/29	6,370,000	6,378,536
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	5,051,475
Series J, 5.5% 8/15/17	500,000	571,290
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,404,892
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,087,430
5% 7/1/18	1,000,000	1,086,430
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	$ 18,995,000	$ 19,856,043
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,958,440
5.375% 6/1/30	8,000,000	8,839,280
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,308,345
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,150,331
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,460,322
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,657,664
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,121,260
Series 2005 D:
5.25% 7/1/30	7,000,000	7,032,200
5.375% 7/1/35	2,165,000	2,171,993
5.5% 7/1/40	6,150,000	6,167,958
Series 2007 E, 5% 7/15/32	1,155,000	1,163,766
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,910
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,330,993
Series 2010 C:
5% 7/1/30	4,460,000	4,682,777
5.125% 7/1/35	500,000	519,180
Series 2010 H, 5% 7/1/16	1,000,000	1,061,410
Series E, 5% 7/15/27	7,195,000	7,314,797
5% 7/1/17	115,000	115,366
5% 7/1/19	130,000	130,386
5% 7/1/19	215,000	234,098
5% 7/1/20	310,000	337,227
5% 7/1/21	325,000	353,220
Massachusetts Port Auth. Rev.:
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,859,316
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,768,982
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,403,600
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2010 A:
5% 7/1/34	$ 2,000,000	$ 2,186,640
5% 7/1/40	12,000,000	12,912,720
Series 2012 A:
5% 7/1/37 (b)	2,000,000	2,151,180
5% 7/1/42 (b)	9,600,000	10,258,272
Series 2012 B:
5% 7/1/25	4,150,000	4,851,060
5% 7/1/27	6,570,000	7,553,332
5% 7/1/28	5,030,000	5,740,840
Series 2014 B, 5% 7/1/39 (b)	4,965,000	5,392,983
Series 2014 C:
5% 7/1/28	3,000,000	3,533,310
5% 7/1/29	4,205,000	4,913,122
5% 7/1/30	3,000,000	3,477,330
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,615,000	1,787,256
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,103,950
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,722,162
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,096,440
(BOSFUEL Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,175,000	5,255,782
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,923,000
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,004,750
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,004,200
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,559,444
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,004,260
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,003,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	7,151,894
Series 2011 B:
5% 10/15/41	25,000,000	27,583,000
5.25% 10/15/35	12,500,000	14,333,375
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2012 A:
5% 8/15/23	$ 15,000,000	$ 18,099,600
5% 8/15/24	27,500,000	32,891,925
5% 8/15/25	28,475,000	33,828,585
Series 2012 B:
5% 8/15/27	10,000,000	11,744,500
5% 8/15/28	12,000,000	14,017,680
5% 8/15/30	25,900,000	29,950,760
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,828,277
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,885,175
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,218,510
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,914,880
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	12,013,900
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,903,883
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,941,421
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,277,925
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,204,618
Series 2006 A, 5% 5/1/36 (AMBAC Insured)	9,220,000	9,716,128
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,965,540
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,400,020
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,739,852
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,716,424
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,775,827
Series 2009 A:
5.375% 5/1/34	2,305,000	2,588,354
5.5% 5/1/39	7,000,000	7,842,870
5.5% 5/1/49	3,440,000	3,821,909
5.75% 5/1/49	10,000,000	11,314,400
Series 2009 B:
5% 5/1/35	5,560,000	6,229,146
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2009 B:
5% 5/1/40	$ 4,625,000	$ 5,106,555
Series 2012 A:
5% 5/1/36	7,360,000	8,250,707
5% 5/1/41	10,000,000	11,022,900
Series 2012 B:
5% 5/1/29	2,000,000	2,281,740
5% 5/1/30	1,870,000	2,123,740
5% 5/1/37	3,075,000	3,407,162
5% 5/1/43	11,125,000	12,215,584
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,431,954
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,736,994
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,913,062
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	20,251,606
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,984,040
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,565,694
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,923,518
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	305,000
5% 8/1/34	150,000	150,000
Series 13:
5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	3,740,000	4,235,101
5% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	5,350,000	6,058,233
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	8,355,000	9,461,035
5% 8/1/23 (Pre-Refunded to 8/1/17 @ 100)	6,385,000	7,230,246
5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	1,000,000	1,132,380
Series 2004 A:
5.25% 8/1/22	6,525,000	8,083,562
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 2/1/24	$ 1,170,000	$ 1,460,464
5.25% 8/1/24	3,780,000	4,743,220
Series 6:
5.25% 8/1/19	30,000	30,109
5.625% 8/1/14	115,000	115,000
5.625% 8/1/15	25,000	25,101
5.625% 8/1/16	485,000	486,940
Series 8:
5% 8/1/17	110,000	110,393
5% 8/1/20	105,000	105,360
Series 9, 5.25% 8/1/33	595,000	596,815
Series 14:
5% 8/1/32	5,685,000	6,359,014
5% 8/1/38	8,390,000	9,223,295
Series 2, 5.25% 2/1/17	95,000	95,356
Series 2002 A, 5.25% 8/1/20	680,000	682,455
Series 2010 A, 5% 8/1/21	9,000,000	10,650,600
Series 2012 A:
5% 8/1/27	5,900,000	6,929,491
5% 8/1/28	6,570,000	7,664,759
Series 6, 5.5% 8/1/30	6,745,000	6,767,528
5% 8/1/21	7,520,000	8,812,162
5% 8/1/22	4,290,000	5,006,902
5% 8/1/23	5,000,000	5,788,600
5% 8/1/24	4,215,000	4,866,681
5% 8/1/25	4,965,000	5,709,601
5% 8/1/26	3,205,000	3,677,417
5% 8/1/27	2,460,000	2,815,027
5% 8/1/28	3,480,000	3,973,360
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	15,965,000	18,326,543
Series 1998 B, 5.5% 8/1/15 (Escrowed to Maturity)	1,415,000	1,477,996
Series 2002 J, 5.5% 8/1/20	1,000,000	1,221,880
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	904,853
Series 2005:
5.25% 8/1/24	8,435,000	9,456,141
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	643,072
Series 2006 A, 5% 8/1/41	9,000,000	9,611,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A:
5% 8/1/23 (FSA Insured)	$ 2,000,000	$ 2,187,880
5% 8/1/25 (FSA Insured)	2,000,000	2,176,540
5% 8/1/26 (FSA Insured)	2,000,000	2,171,920
5% 8/1/27 (FSA Insured)	2,000,000	2,159,160
5% 8/1/28 (FSA Insured)	2,000,000	2,153,060
Series 2009 A:
5% 8/1/34	6,350,000	7,182,485
5% 8/1/39	8,360,000	9,288,963
Series 2009 B, 5% 8/1/22	2,540,000	2,947,213
Series 2011 B:
5% 8/1/36	5,000,000	5,543,100
5% 8/1/41	16,000,000	17,528,480
Series 2011 C:
5% 8/1/23	6,070,000	7,152,524
5% 8/1/24	22,090,000	25,967,016
5% 8/1/25	14,235,000	16,683,278
5.25% 8/1/42	8,425,000	9,448,469
Series 2012 A, 5% 8/1/37	8,000,000	8,918,480
Series J, 5% 8/1/42	100,000	100,258
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,009,150
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,644,856
5% 4/1/20	1,840,000	2,183,178
5% 4/1/21	1,915,000	2,254,913
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,415,929
5% 5/15/25	1,150,000	1,281,422
5% 10/15/17	1,665,000	1,887,927
5% 10/15/19	500,000	590,695
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,185,573
5% 9/1/18 (AMBAC Insured)	1,090,000	1,104,432
5% 9/1/19 (AMBAC Insured)	1,085,000	1,099,311
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,369,667
5% 2/1/22	1,245,000	1,480,691
5% 2/1/23	1,185,000	1,424,382
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Revere Gen. Oblig. Series 2009:
5% 4/1/28	$ 515,000	$ 554,320
5% 4/1/39	2,000,000	2,086,680
5.5% 4/1/27	2,510,000	2,770,312
Springfield Gen. Oblig. Series 2007:
5% 8/1/17 (FSA Insured)	5,000,000	5,525,600
5% 8/1/18 (FSA Insured)	7,210,000	7,956,668
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,151,860
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,145,780
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,142,320
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,243,362
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,319,172
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,111,638
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,580,585
5% 3/1/27	2,740,000	3,243,037
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,385,701
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,066
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,849
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,934
		2,044,406,108
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A, 5.25% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	750,000	755,970
Series 2009 A, 6.75% 10/1/37	4,000,000	4,361,720
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,552,920
Series 2009 B, 5% 10/1/25	2,800,000	3,005,996
		9,676,606
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,947,961,138)	2,059,333,955
NET OTHER ASSETS (LIABILITIES) - 1.2%	24,142,077
NET ASSETS - 100%	$ 2,083,476,032
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,732,879 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,222,061
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Education	19.6%
Health Care	18.3%
Special Tax	17.3%
General Obligations	13.5%
Water & Sewer	13.0%
Transportation	12.0%
Others* (Individually Less Than 5%)	6.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,947,961,138)		$ 2,059,333,955
Cash		3,705,901
Receivable for fund shares sold		242,381
Interest receivable		24,405,032
Other receivables		1,950
Total assets		2,087,689,219

Liabilities
Payable for fund shares redeemed	$ 1,006,568
Distributions payable	2,081,525
Accrued management fee	629,087
Transfer agent fee payable	367,890
Other affiliated payables	95,870
Other payables and accrued expenses	32,247
Total liabilities		4,213,187

Net Assets		$ 2,083,476,032
Net Assets consist of:
Paid in capital		$ 1,976,031,573
Undistributed net investment income		615,970
Accumulated undistributed net realized gain (loss) on investments		(4,544,328)
Net unrealized appreciation (depreciation) on investments		111,372,817
Net Assets, for 169,455,157 shares outstanding		$ 2,083,476,032
Net Asset Value, offering price and redemption price per share ($2,083,476,032 ÷ 169,455,157 shares)		$ 12.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Interest		$ 38,983,369

Expenses
Management fee	$ 3,715,346
Transfer agent fees	725,703
Accounting fees and expenses	186,121
Custodian fees and expenses	14,745
Independent trustees' compensation	4,082
Registration fees	18,585
Audit	25,273
Legal	3,568
Miscellaneous	10,099
Total expenses before reductions	4,703,522
Expense reductions	(3,995)	4,699,527
Net investment income (loss)		34,283,842
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,218,975)
Change in net unrealized appreciation (depreciation) on investment securities		59,179,615
Net gain (loss)		54,960,640
Net increase (decrease) in net assets resulting from operations		$ 89,244,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,283,842	$ 73,509,600
Net realized gain (loss)	(4,218,975)	8,020,428
Change in net unrealized appreciation (depreciation)	59,179,615	(134,999,431)
Net increase (decrease) in net assets resulting from operations	89,244,482	(53,469,403)
Distributions to shareholders from net investment income	(34,266,640)	(73,551,045)
Distributions to shareholders from net realized gain	(3,864,615)	(13,825,777)
Total distributions	(38,131,255)	(87,376,822)
Share transactions Proceeds from sales of shares	136,975,664	352,647,215
Reinvestment of distributions	24,609,406	57,376,054
Cost of shares redeemed	(129,615,281)	(827,933,972)
Net increase (decrease) in net assets resulting from share transactions	31,969,789	(417,910,703)
Redemption fees	5,289	14,726
Total increase (decrease) in net assets	83,088,305	(558,742,202)

Net Assets
Beginning of period	2,000,387,727	2,559,129,929
End of period (including undistributed net investment income of $615,970 and undistributed net investment income of $598,768, respectively)	$ 2,083,476,032	$ 2,000,387,727
Other Information Shares
Sold	11,280,710	29,256,902
Issued in reinvestment of distributions	2,019,665	4,719,025
Redeemed	(10,642,350)	(68,800,208)
Net increase (decrease)	2,658,025	(34,824,281)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.69	$ 12.63	$ 11.53	$ 11.83	$ 11.25
Income from Investment Operations
Net investment income (loss) D	.203	.399	.420	.448	.453	.453
Net realized and unrealized gain (loss)	.333	(.630)	.141	1.142	(.300)	.581
Total from investment operations	.536	(.231)	.561	1.590	.153	1.034
Distributions from net investment income	(.203)	(.399)	(.418)	(.449)	(.453)	(.453)
Distributions from net realized gain	(.023)	(.070)	(.083)	(.041)	-	- F
Total distributions	(.226)	(.469)	(.501)	(.490)	(.453)	(.454) G
Net asset value, end of period	$ 12.30	$ 11.99	$ 12.69	$ 12.63	$ 11.53	$ 11.83
Total ReturnB, C	4.50%	(1.79)%	4.51%	14.09%	1.22%	9.34%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.36% A	3.28%	3.31%	3.74%	3.79%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,083,476	$ 2,000,388	$ 2,559,130	$ 2,369,960	$ 2,095,212	$ 2,371,417
Portfolio turnover rate	6% A	11%	19%	11%	11%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/14	% of fund's investments 1/31/14	% of fund's investments 7/31/13
1 - 7	80.1	72.8	84.3
8 - 30	2.4	1.8	3.0
31 - 60	3.0	4.3	2.5
61 - 90	1.9	4.9	1.4
91 - 180	6.4	11.9	4.3
> 180	6.2	4.3	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/14	1/31/14	7/31/13
Fidelity Massachusetts Municipal Money Market Fund	35 Days	38 Days	25 Days
Massachusetts Tax-Free Money Market Funds Average*	36 Days	38 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/14	1/31/14	7/31/13
Fidelity Massachusetts Municipal Money Market Fund	36 Days	40 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2014	As of January 31, 2014
Variable Rate Demand Notes (VRDNs) 61.2%	Variable Rate Demand Notes (VRDNs) 59.8%
Other Municipal Debt 22.9%	Other Municipal Debt 29.1%
Investment Companies 16.2%	Investment Companies 11.3%
Net Other Assets (Liabilities) † (0.3)%	Net Other Assets (Liabilities) † (0.2)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	7/31/14	4/30/14	1/31/14	10/31/13	7/31/13
Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2014, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 8/7/14, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 8/7/14, VRDN (b)	1,000,000	1,000,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 8/1/14, VRDN (b)(e)	1,100,000	1,100,000
Series 1988, 0.13% 8/1/14, VRDN (b)(e)	5,000,000	5,000,000
Series 1994, 0.13% 8/1/14, VRDN (b)(e)	4,300,000	4,300,000
Series 1999 A, 0.24% 8/7/14, VRDN (b)	4,400,000	4,400,000
		14,800,000
Florida - 0.2%
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.08% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,600,000	3,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.08% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	9,700,000	9,700,000
		13,300,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.16% 8/7/14, LOC Comerica Bank, VRDN (b)(e)	3,785,000	3,785,000
Kansas - 0.0%
Wichita Indl. Rev. Series VII, 0.23% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	145,000	145,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.28% 8/7/14, VRDN (b)	1,400,000	1,400,000
Series 2010 B1, 0.3% 8/7/14, VRDN (b)	2,000,000	2,000,000
		3,400,000
Massachusetts - 59.1%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.08% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	2,150,000	2,150,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	18,950,000	18,950,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 101,175,000	$ 101,175,000
Series PT 4368, 0.07% 8/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,830,000	18,830,000
Series ROC II R 11933, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series 2008 A1, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	115,740,000	115,740,000
Series 2008 A2, 0.05% 8/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	90,425,000	90,425,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.08% 8/7/14, LOC Citibank NA, VRDN (b)	58,350,000	58,350,000
Series 2010 A3, 0.06% 8/7/14, LOC Bank of America NA, VRDN (b)	79,345,000	79,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.24% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
(Monkiewicz Realty Trust Proj.) 0.23% 8/7/14, LOC Bank of America NA, VRDN (b)(e)	2,160,000	2,160,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.08% 8/7/14, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.08% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.08% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.06% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	17,850,000	17,850,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.06% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	13,700,000	13,700,000
(Tammy Brook Apts. Proj.) Series 2009, 0.06% 8/7/14, LOC Freddie Mac, VRDN (b)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.05% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,660,000	1,660,000
(Berkshire School Proj.) Series 2001, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-5A, 0.05% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	36,700,000	36,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U-5B, 0.06% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 30,500,000	$ 30,500,000
Series U-6C, 0.07% 8/1/14, LOC TD Banknorth, NA, VRDN (b)	43,730,000	43,730,000
Series U3, 0.04% 8/7/14, LOC Northern Trust Co., VRDN (b)	44,500,000	44,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.06% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,880,000	13,880,000
(Clark Univ. Proj.) 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	34,790,000	34,790,000
(College of the Holy Cross Proj.) Series 2008 A, 0.08% 8/1/14, LOC JPMorgan Chase Bank, VRDN (b)	31,055,000	31,055,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.08% 8/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,295,000	2,295,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	4,385,000	4,385,000
(ISO New England, Inc. Proj.) Series 2005, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	32,305,000	32,305,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.03% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	16,060,000	16,060,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.08% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,625,000	12,625,000
(Olin College Proj.):
Series 2008 C2, 0.24% 8/1/14, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.24% 8/1/14, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.04% 8/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,600,000	40,600,000
Series 2014 M1, 0.05% 8/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	42,600,000	42,600,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	8,285,000	8,285,000
Series 2008 B, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	5,010,000	5,010,000
(Simmons College Proj.) Series G, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	44,710,000	44,710,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Smith College Proj.):
Series 2001, 0.06% 8/7/14, VRDN (b)	$ 15,629,000	$ 15,629,000
Series 2002, 0.06% 8/7/14, VRDN (b)	15,359,000	15,359,000
Series 2007, 0.05% 8/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	61,200,000	61,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.06% 8/7/14, LOC Bank of America NA, VRDN (b)	6,800,000	6,800,000
(Williston Northampton School Proj.) Series 2010, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	7,095,000	7,095,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	23,625,000	23,625,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	9,170,000	9,170,000
Participating VRDN:
Series MS 3373, 0.08% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,100,000	7,100,000
Series Putters 3840, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11999X, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,785,000	6,785,000
Series 2006:
0.05% 8/7/14, LOC PNC Bank NA, VRDN (b)	15,320,000	15,320,000
0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	4,060,000	4,060,000
Series 2007 B, 0.07% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,600,000	12,600,000
Series 2010, 0.04% 8/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,940,000	6,940,000
Series 2011 A, 0.23% 8/7/14, LOC RBS Citizens NA, VRDN (b)	25,025,000	25,025,000
Series 2014 M2, 0.05% 8/7/14, LOC Bank of New York, New York, VRDN (b)	39,200,000	39,200,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.06% 8/1/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	27,825,000	27,825,000
Series EGL 07 0149, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 14 0046, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	$ 12,235,000	$ 12,235,000
Series Putters 2022, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.08% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,800,000	10,800,000
Series Putters 3896, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4320, 0.08% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	54,960,000	54,960,000
Series 1997 B, 0.05% 8/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	79,525,000	79,525,000
Series 2001 C, 0.05% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	218,200,000	218,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.06% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2009 J2, 0.08% 8/1/14, LOC JPMorgan Chase Bank, VRDN (b)	38,550,000	38,550,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.04% 8/1/14, LOC Wells Fargo Bank NA, VRDN (b)	33,515,000	33,515,000
(Boston Univ. Proj.) Series H, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.04% 8/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	58,500,000	58,500,000
Series 2010 N4, 0.05% 8/1/14, LOC Wells Fargo Bank NA, VRDN (b)	105,640,000	105,640,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.05% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	10,975,000	10,975,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.04% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	42,750,000	42,750,000
(Fairview Extended Care Proj.) Series B, 0.12% 8/7/14, LOC Bank of America NA, VRDN (b)	23,985,000	23,985,000
(Harvard Univ. Proj.):
Series R, 0.03% 8/1/14, VRDN (b)	24,625,000	24,625,000
Series Y, 0.05% 8/7/14, VRDN (b)	22,410,000	22,410,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.06% 8/1/14, LOC TD Banknorth, NA, VRDN (b)	$ 4,680,000	$ 4,680,000
Series 2009 C, 0.06% 8/1/14, LOC TD Banknorth, NA, VRDN (b)	10,880,000	10,880,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.04% 8/7/14, VRDN (b)	110,550,000	110,550,000
Series 2001 J2, 0.05% 8/7/14, VRDN (b)	10,850,000	10,850,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.12% 8/7/14, LOC JPMorgan Chase Bank, VRDN (b)	36,000,000	36,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.05% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	87,530,000	87,530,000
Series D5, 0.06% 8/1/14, VRDN (b)	4,200,000	4,200,000
Series D6, 0.06% 8/1/14, VRDN (b)	5,745,000	5,745,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.04% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	47,365,000	47,365,000
(Stonehill College Proj.) Series 2008 K, 0.07% 8/1/14, LOC JPMorgan Chase Bank, VRDN (b)	31,685,000	31,685,000
(Wellesley College Proj.):
Series B, 0.04% 8/7/14, VRDN (b)	6,200,000	6,200,000
Series I, 0.05% 8/1/14, VRDN (b)	21,695,000	21,695,000
(Williams College Proj.):
Series I, 0.05% 8/7/14, VRDN (b)	22,800,000	22,800,000
Series J, 0.06% 8/7/14, VRDN (b)	30,894,000	30,894,000
Participating VRDN:
Series BA 08 3320, 0.08% 8/7/14 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.06% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,385,000	12,385,000
Series BBT 08 56, 0.06% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.08% 8/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.06% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3530, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,000,000	$ 1,000,000
Series Putters 3531, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,200,000	5,200,000
Series 2009 I, 0.04% 8/7/14, VRDN (b)	44,500,000	44,500,000
Series 2009 O-1, 0.07% 8/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	35,870,000	35,870,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.07% 8/7/14, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.06% 8/7/14, LOC Bank of New York, New York, VRDN (b)	12,530,000	12,530,000
Series 2013 F, 0.07% 8/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	13,580,000	13,580,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.38% 8/7/14, LOC Bank of America NA, VRDN (b)(e)(g)	400,000	400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.33% 8/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	320,000	320,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.06% 8/7/14, LOC TD Banknorth, NA, VRDN (b)	4,400,000	4,400,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,965,000	19,965,000
Series 2008 A, 0.05% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,425,000	17,425,000
Series 2010 D, 0.06% 8/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	89,345,000	89,345,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.4% 8/7/14, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.08% 8/7/14 (Liquidity Facility Bank of America NA) (b)(f)	$ 14,000,000	$ 14,000,000
Series EGL 07 0031, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,100,000	69,100,000
Series EGL 07 0032, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 14 0011, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	43,660,000	43,660,000
Series EGL 14 0012, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	53,095,000	53,095,000
Series EGL 14 0045, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series EGL 14 C031A, 0.07% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,125,000	4,125,000
Series MS 30911, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.07% 8/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3691, 0.08% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4357, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4420, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,400,000	4,400,000
Series RBC O 72, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Series ROC II R 14021, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series Solar 05 03, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,075,000	20,075,000
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.06% 8/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,245,000	15,245,000
Series Clipper 06 11, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Putters 3159, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 15,490,000	$ 15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series Putters 2848, 0.07% 8/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series ROC II R 11914, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	10,265,000	10,265,000
Series ROC II R 11968, 0.06% 8/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series Solar 06 86, 0.06% 8/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,750,000	21,750,000
Series 1999 B, 0.07% 8/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	46,000,000	46,000,000
Series 2002 C, 0.05% 8/1/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,895,000	20,895,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 42, 0.06% 8/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	23,695,000	23,695,000
		3,756,607,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 8/7/14, VRDN (b)(e)	3,400,000	3,400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.07% 8/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	7,505,000	7,505,000
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,800,000	13,800,000
Series Putters 4462, 0.1% 8/1/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,200,000	10,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.2% 8/7/14, VRDN (b)	5,800,000	5,800,000
Series 2012 A, 0.23% 8/7/14, VRDN (b)(e)	3,400,000	3,400,000
		33,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 8/7/14, LOC KeyBank NA, VRDN (b)	$ 500,000	$ 500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.14% 8/7/14, LOC RBS Citizens NA, VRDN (b)	8,800,000	8,800,000
		9,300,000
Pennsylvania - 0.0%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.13% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	400,000	400,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.17% 8/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	700,000	700,000
		1,100,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.08% 8/1/14, LOC Bank of America NA, VRDN (b)	4,800,000	4,800,000
Texas - 0.5%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 8/1/14, VRDN (b)(e)	18,000,000	18,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 8/1/14, VRDN (b)	4,000,000	4,000,000
Series 2004, 0.2% 8/7/14, VRDN (b)(e)	5,400,000	5,400,000
Series 2009 A, 0.19% 8/1/14, VRDN (b)	1,200,000	1,200,000
Series 2010 D, 0.19% 8/1/14, VRDN (b)	2,300,000	2,300,000
		30,900,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.2% 8/7/14, VRDN (b)(e)	200,000	200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 8/7/14, VRDN (b)	200,000	200,000
		400,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,887,142,000)		3,887,142,000
Other Municipal Debt - 22.9%
	Principal Amount	Value
Massachusetts - 22.9%
Amesbury Gen. Oblig. BAN 1.25% 12/12/14	$ 6,374,000	$ 6,396,451
Attleboro Gen. Oblig. BAN 1% 3/20/15	1,371,760	1,378,427
Auburn Gen. Oblig. BAN:
0.75% 9/30/14	10,000,000	10,010,978
1.25% 9/30/14	5,480,667	5,490,289
Bedford Gen. Oblig. BAN 0.5% 10/17/14	2,309,690	2,311,579
Belmont Gen. Oblig. Bonds Series 2014, 4% 4/15/15	1,262,000	1,296,064
Beverly Gen. Oblig. BAN 1% 4/23/15	14,411,000	14,502,863
Boston Gen. Oblig. Bonds:
Series 2011 D, 4% 4/1/15	1,170,000	1,200,285
5% 3/1/15	8,355,000	8,591,359
Boston Wtr. & Swr. Commission Rev. Series A, 0.05% 8/25/14, LOC Bank of America NA, CP	22,200,000	22,200,000
Bourne Gen. Oblig. BAN 1% 12/2/14	7,286,600	7,308,314
Burlington Gen. Oblig. BAN 1% 7/24/15	9,330,000	9,411,074
Cambridge Gen. Oblig. Bonds Series 2014, 5% 2/15/15	2,565,000	2,632,668
Canton Gen. Oblig.:
BAN 1.5% 3/27/15	2,915,950	2,941,770
Bonds Series 2014, 5% 3/15/15	1,495,000	1,539,931
Concord & Carlisle Reg'l. School District BAN 0.75% 4/15/15	26,600,000	26,721,628
Danvers Gen. Oblig. BAN 1% 6/26/15	3,400,000	3,426,306
Falmouth Gen. Oblig. BAN Series 2013 B, 1.25% 12/19/14	9,900,000	9,940,934
Framingham Gen. Oblig. BAN:
0.75% 12/12/14	12,379,410	12,409,009
1.25% 12/12/14	24,178,989	24,274,403
Gloucester Gen. Oblig. BAN 1% 2/6/15	5,572,145	5,596,332
Hamilton Gen. Oblig. BAN Series 2014, 1% 5/22/15	5,331,000	5,368,288
Hanover Gen. Oblig. BAN 1% 9/12/14	11,685,000	11,696,272
Hingham Gen. Oblig. BAN Series 2014, 0.75% 5/22/15	40,330,618	40,536,576
Holden Massachusetts Gen. Oblig. BAN 0.75% 6/19/15	10,500,000	10,558,239
Lexington Gen. Oblig.:
BAN 0.75% 2/27/15	5,982,487	6,004,998
Bonds Series 2014, 4% 2/15/15	2,836,000	2,895,148
Littleton Gen. Oblig. BAN 1% 4/10/15	485,000	487,166
Marblehead Gen. Oblig. BAN:
1% 8/7/15 (a)	14,066,205	14,190,832
1.25% 8/8/14	20,800,000	20,804,340
Marlborough Gen. Oblig. BAN 0.75% 6/19/15	16,420,000	16,512,527
Massachusetts Dev. Fin. Agcy. Series 5, 0.1% 8/6/14, LOC TD Banknorth, NA, CP	8,158,000	8,158,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 8/11/14, CP mode (e)	$ 3,600,000	$ 3,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2009 V2, 2.875% 10/1/14	8,075,000	8,111,329
Series V3, 2.875% 10/1/14	1,000,000	1,004,470
Series WF 10 56C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	19,865,000	19,865,000
0.09% 8/7/14, LOC JPMorgan Chase Bank, CP	9,300,000	9,300,000
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 5.5% 11/1/14	6,000,000	6,080,736
Series 2002 C, 5.5% 11/1/14	32,550,000	32,989,183
Series 2004 A:
5% 8/1/14	6,630,000	6,630,000
5% 8/1/14	1,100,000	1,100,000
Series 2004 B, 5.25% 8/1/14	7,425,000	7,425,000
Series 2004 C, 3.7% 8/1/14	17,800,000	17,800,000
Series 2005 A:
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	895,000	920,072
5% 3/1/15 (Pre-Refunded to 3/1/15 @ 100)	5,000,000	5,142,150
Series 2005 B, 5% 8/1/14	500,000	500,000
Series 2008 A, 5% 9/1/14	3,865,000	3,880,773
Series 2010 B, 2% 1/1/15	1,615,000	1,627,151
Series 2010 C:
4% 1/1/15	1,150,000	1,168,448
5% 1/1/15	7,400,000	7,549,656
Series 2011 B, 5% 8/1/14	1,225,000	1,225,000
Series 2011 D, 5% 10/1/14	3,980,000	4,012,243
Series 2012 A, 0.23% 1/1/15 (b)	10,995,000	10,995,000
Series 2014 A, 0.04% 2/1/15 (b)	25,000,000	24,997,486
Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,100,000	13,100,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.08% tender 8/5/14, CP mode	20,000,000	20,000,000
0.08% tender 9/4/14, CP mode	12,500,000	12,500,000
0.08% tender 11/6/14, CP mode	16,400,000	16,400,000
0.08% tender 11/7/14, CP mode	15,100,000	15,100,000
0.09% tender 10/6/14, CP mode	15,660,000	15,660,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H2:
0.07% tender 10/1/14, CP mode	$ 19,790,000	$ 19,790,000
0.08% tender 9/9/14, CP mode	14,040,000	14,040,000
0.08% tender 11/5/14, CP mode	19,790,000	19,790,000
Series 2008 O, 5% 8/15/14	1,250,000	1,252,325
Series 2010 A, 5% 10/1/14	1,250,000	1,260,108
Series 2010 J2, 4% 7/1/15	1,625,000	1,681,699
0.09% tender 8/6/14, CP mode	7,020,000	7,020,000
Series EE:
0.05% 8/5/14, CP	15,304,000	15,304,000
0.06% 8/6/14, CP	33,803,000	33,803,000
0.06% 8/8/14, CP	29,436,000	29,436,000
0.06% 9/3/14, CP	20,800,000	20,800,000
0.06% 9/10/14, CP	19,450,000	19,450,000
0.08% 9/10/14, CP	41,500,000	41,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.27% tender 8/8/14, CP mode	450,000	450,000
0.27% tender 8/11/14, CP mode	9,660,000	9,660,000
Series 1993 A, 0.27% tender 8/11/14, CP mode	800,000	800,000
Series 1993 B:
0.37% tender 8/4/14, CP mode	1,800,000	1,800,000
0.37% tender 9/12/14, CP mode	3,300,000	3,300,000
Massachusetts Port Auth. Rev.:
Bonds:
Series 2012 A, 5% 7/1/15 (e)	1,655,000	1,728,010
Series 2014 C, 2% 7/1/15	5,140,000	5,227,314
Series 2012 A:
0.08% 8/1/14, LOC TD Banknorth, NA, CP	12,400,000	12,400,000
0.11% 1/15/15, LOC TD Banknorth, NA, CP	20,000,000	20,000,000
Series 2012 B:
0.11% 10/9/14, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
0.12% 1/15/15, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/14	2,510,000	2,514,637
Series 2009 A, 5% 5/15/15	3,775,000	3,919,992
Series 2011 B, 5% 10/15/14	6,305,000	6,368,626
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.26% tender 8/14/14, CP mode (e)	$ 11,200,000	$ 11,200,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004:
0.32% tender 8/14/14, CP mode	500,000	500,000
0.32% tender 8/14/14, CP mode	500,000	500,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 15A, 4% 8/1/14	1,500,000	1,500,000
Series 2014, 5% 8/1/15	31,835,000	33,387,931
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2002 J, 5.25% 8/1/14	3,200,000	3,200,000
Series 1999, 0.12% 8/13/14, LOC State Street Bank & Trust Co., Boston, CP	23,000,000	23,000,000
Series 99, 0.1% 10/31/14, LOC State Street Bank & Trust Co., Boston, CP	8,000,000	8,000,000
Milford Gen. Oblig. BAN 0.75% 5/15/15	10,800,000	10,853,513
Monomoy Reg'l. School District BAN 1.5% 9/15/14	26,400,000	26,443,868
Nantucket Gen. Oblig. BAN Series 2014, 1% 6/5/15	4,401,000	4,433,249
Newburyport Gen. Oblig. BAN 1% 10/24/14	6,500,000	6,512,734
Peabody Gen. Oblig. BAN 1% 3/27/15	14,300,000	14,380,971
Pittsfield Gen. Oblig. BAN:
Series 2014 A, 0.75% 2/6/15	4,993,032	5,007,861
Series A, 1% 2/6/15	5,407,500	5,429,288
Plymouth Gen. Oblig. BAN 1% 5/7/15	16,100,000	16,208,052
Quincy Gen. Oblig. BAN:
1% 1/23/15	26,600,000	26,709,469
1% 6/19/15	3,000,000	3,022,982
1% 7/24/15	4,820,000	4,861,884
1.25% 9/12/14	15,800,000	15,819,963
Revere Gen. Oblig. BAN 1% 4/17/15	13,150,000	13,230,061
Salem Gen. Oblig. BAN 0.5% 12/3/14	6,863,000	6,872,474
Somerville Gen. Oblig. BAN 0.75% 6/12/15	22,700,000	22,823,169
Springfield Gen. Oblig. Bonds Series 2007, 5.75% 8/1/14	3,500,000	3,500,000
Stow Gen. Oblig. BAN 0.75% 11/14/14	7,900,000	7,914,400
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2010, 5% 11/1/14	8,620,000	8,725,400
Univ. of Massachusetts Bldg. Auth. Rev. Series A1, 0.11% 1/8/15, LOC State Street Bank & Trust Co., Boston, CP	27,000,000	27,000,000
Wellesley Gen. Oblig. BAN 0.75% 12/5/14	8,746,030	8,766,011
West Springfield Gen. Oblig. BAN 1% 12/19/14	34,100,000	34,218,941
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Westborough Gen. Oblig. BAN:
0.5% 8/22/14	$ 7,575,000	$ 7,576,864
1% 8/14/15 (a)	13,186,000	13,300,586
1.25% 8/22/14	4,535,000	4,537,813
Westfield Gen. Oblig. BAN 1% 4/2/15	3,250,000	3,268,438
Weston Gen. Oblig.:
BAN 1% 2/3/15	14,500,000	14,564,137
Bonds Series A, 2% 2/1/15	1,990,000	2,008,587
Winchester Gen. Oblig. BAN 0.5% 7/2/15	37,580,715	37,718,338
Winthrop Gen. Oblig. BAN 0.75% 11/14/14	8,000,000	8,014,123
Worcester Gen. Oblig.:
BAN:
0.5% 12/17/14	31,000,000	31,047,340
1% 12/17/14	12,757,500	12,798,598
Bonds:
Series 2004 A, 5.25% 8/15/14	1,000,000	1,001,924
4% 11/1/14	4,211,960	4,252,348
TOTAL OTHER MUNICIPAL DEBT (Cost $1,452,883,775)		1,452,883,775
Investment Company - 16.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $1,028,944,000)	1,028,944,000	1,028,944,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,368,969,775)		6,368,969,775
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(15,919,261)
NET ASSETS - 100%		$ 6,353,050,514
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,365,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$ 19,865,000
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.14%, tender 8/13/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 3/5/12	$ 13,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (346 Univ. LLC Proj.) Series 1996, 0.38% 8/7/14, LOC Bank of America NA, VRDN	12/17/03	$ 400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 211,350
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,340,025,775)	$ 5,340,025,775
Fidelity Central Funds (cost $1,028,944,000)	1,028,944,000
Total Investments (cost $6,368,969,775)		$ 6,368,969,775
Cash		265,345
Receivable for fund shares sold		58,695,938
Interest receivable		5,438,712
Distributions receivable from Fidelity Central Funds		36,041
Other receivables		5,707
Total assets		6,433,411,518

Liabilities
Payable for investments purchased Regular delivery	$ 2,681,699
Delayed delivery	27,491,418
Payable for fund shares redeemed	48,402,193
Distributions payable	2,454
Accrued management fee	279,030
Transfer agent fee payable	1,331,010
Other affiliated payables	133,917
Other payables and accrued expenses	39,283
Total liabilities		80,361,004

Net Assets		$ 6,353,050,514
Net Assets consist of:
Paid in capital		$ 6,352,508,959
Undistributed net investment income		4,396
Accumulated undistributed net realized gain (loss) on investments		537,159
Net Assets, for 6,347,254,525 shares outstanding		$ 6,353,050,514
Net Asset Value, offering price and redemption price per share ($6,353,050,514 ÷ 6,347,254,525 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Interest		$ 2,454,291
Income from Fidelity Central Funds		211,350
Total income		2,665,641

Expenses
Management fee	$ 11,553,290
Transfer agent fees	3,679,128
Accounting fees and expenses	268,821
Custodian fees and expenses	36,822
Independent trustees' compensation	12,408
Registration fees	31,772
Audit	20,785
Legal	10,649
Miscellaneous	22,621
Total expenses before reductions	15,636,296
Expense reductions	(13,291,867)	2,344,429
Net investment income (loss)		321,212
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		536,764
Net increase in net assets resulting from operations		$ 857,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 321,212	$ 603,455
Net realized gain (loss)	536,764	345,046
Net increase in net assets resulting from operations	857,976	948,501
Distributions to shareholders from net investment income	(316,816)	(603,858)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,736,747,935	13,961,180,754
Reinvestment of distributions	302,935	581,587
Cost of shares redeemed	(6,837,791,758)	(13,511,674,377)
Net increase (decrease) in net assets and shares resulting from share transactions	(100,740,888)	450,087,964
Total increase (decrease) in net assets	(100,199,728)	450,432,607

Net Assets
Beginning of period	6,453,250,242	6,002,817,635
End of period (including undistributed net investment income of $4,396 and undistributed net investment income of $0, respectively)	$ 6,353,050,514	$ 6,453,250,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.02%	.06%
Ratios to Average Net AssetsD, E
Expenses before reductions	.49% A	.50%	.50%	.50%	.50%	.55%
Expenses net of fee waivers, if any	.07% A	.10%	.17%	.17%	.29%	.45%
Expenses net of all reductions	.07% A	.10%	.17%	.17%	.29%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,353,051	$ 6,453,250	$ 6,002,818	$ 5,353,515	$ 5,223,001	$ 4,885,554

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Income Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Income Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Massachusetts Municipal Income Fund	$ 1,947,471,029	$ 120,289,218	$ (8,426,292)	$ 111,862,926
Fidelity Massachusetts Municipal Money Market Fund	6,368,969,775	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $101,635,592 and $61,499,761, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 2,600

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $13,285,779.

Through arrangements with the Income Fund's and Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction

Fidelity Massachusetts Municipal Income Fund	$ 3,995
Fidelity Massachusetts Municipal Money Market Fund	6,088

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAS-USAN-0914
1.789293.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 19, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 19, 2014